LOANS, NET (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period				S/ 4,416,692	[1]	S/ 4,032,219
Write-offs				(1,426,201)		(1,612,138)
Balances at the end of the period		S/ 5,314,340		4,943,008	[1]	4,416,692	[1]
Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the end of the period	[2]	1,819,129
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,005,897
Transfer to Stage 2		(71,550)
Transfer to Stage 3		(34,270)
Transfer from Stage 2		157,520
Transfer from Stage 3		49,333
Transfers between classes of loans		0
New loans and liquidation, net		144,705
Changes in PDs, LGDs, EADs		37,753
Write-offs		(336,344)
Sale of loan portfolio		0
Exchange differences and others		8,740
Balances at the end of the period		961,784
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		901,704
Transfer to Stage 1		(157,520)
Transfer to Stage 3		(120,735)
Transfer from Stage 1		71,550
Transfer from Stage 3		47,548
Transfers between classes of loans		0
New loans and liquidation, net		135,661
Changes in PDs, LGDs, EADs		441,341
Write-offs		(384,662)
Sale of loan portfolio		0
Exchange differences and others		3,644
Balances at the end of the period		938,531
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		3,356,359
Transfer to Stage 1		(49,333)
Transfer to Stage 2		(47,548)
Transfer from Stage 1		34,270
Transfer from Stage 2		120,735
Transfers between classes of loans		0
New loans and liquidation, net		27,086
Changes in PDs, LGDs, EADs		1,028,352
Write-offs		(861,190)
Sale of loan portfolio		(158,551)
Exchange differences and others		(35,964)
Balances at the end of the period		3,414,216
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		5,263,960		4,943,008
Transfers between classes of loans		0
New loans and liquidation, net		307,452
Changes in PDs, LGDs, EADs		1,507,446
Write-offs		(1,582,196)
Sale of loan portfolio		(158,551)
Exchange differences and others		(23,580)
Effect of adopting IFRS 9				320,952
Balances at the end of the period		5,314,531	[2]			4,943,008
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period				1,235,970	[1]	1,197,713
Write-offs				(217,160)		(143,871)
Balances at the end of the period	[1]			1,680,126		1,235,970
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		280,211
Transfer to Stage 2		(13,311)
Transfer to Stage 3		(6,647)
Transfer from Stage 2		16,464
Transfer from Stage 3		10,864
Transfers between classes of loans		5,238
New loans and liquidation, net		30,376
Changes in PDs, LGDs, EADs		(5,007)
Write-offs		(7,972)
Sale of loan portfolio		0
Exchange differences and others		1,551
Balances at the end of the period		311,767
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		99,004
Transfer to Stage 1		(16,464)
Transfer to Stage 3		(20,602)
Transfer from Stage 1		13,311
Transfer from Stage 3		13,696
Transfers between classes of loans		(254)
New loans and liquidation, net		34,236
Changes in PDs, LGDs, EADs		33,375
Write-offs		(4,952)
Sale of loan portfolio		0
Exchange differences and others		649
Balances at the end of the period		151,999
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,259,257
Transfer to Stage 1		(10,864)
Transfer to Stage 2		(13,696)
Transfer from Stage 1		6,647
Transfer from Stage 2		20,602
Transfers between classes of loans		(34,932)
New loans and liquidation, net		37,701
Changes in PDs, LGDs, EADs		294,960
Write-offs		(102,442)
Sale of loan portfolio		(48,442)
Exchange differences and others		(53,429)
Balances at the end of the period		1,355,362
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,638,473		1,680,126
Transfers between classes of loans		(29,948)
New loans and liquidation, net		102,313
Changes in PDs, LGDs, EADs		323,328
Write-offs		(115,366)
Sale of loan portfolio		(48,442)
Exchange differences and others		(51,229)
Effect of adopting IFRS 9				(41,653)
Balances at the end of the period						1,680,126
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period				193,385	[1]	173,879
Write-offs				(10,662)		(7,877)
Balances at the end of the period	[1]			228,287		193,385
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		18,614
Transfer to Stage 2		(1,716)
Transfer to Stage 3		(817)
Transfer from Stage 2		2,565
Transfer from Stage 3		5,556
Transfers between classes of loans		449
New loans and liquidation, net		7,674
Changes in PDs, LGDs, EADs		(1,114)
Write-offs		(142)
Sale of loan portfolio		0
Exchange differences and others		410
Balances at the end of the period		31,479
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		13,747
Transfer to Stage 1		(2,565)
Transfer to Stage 3		(2,945)
Transfer from Stage 1		1,716
Transfer from Stage 3		3,201
Transfers between classes of loans		7
New loans and liquidation, net		1,761
Changes in PDs, LGDs, EADs		7,296
Write-offs		(144)
Sale of loan portfolio		0
Exchange differences and others		330
Balances at the end of the period		22,404
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		411,087
Transfer to Stage 1		(5,556)
Transfer to Stage 2		(3,201)
Transfer from Stage 1		817
Transfer from Stage 2		2,945
Transfers between classes of loans		302
New loans and liquidation, net		(45,198)
Changes in PDs, LGDs, EADs		142,064
Write-offs		(11,478)
Sale of loan portfolio		(32,089)
Exchange differences and others		10,593
Balances at the end of the period		470,286
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		443,448		228,287
Transfers between classes of loans		758
New loans and liquidation, net		(35,763)
Changes in PDs, LGDs, EADs		148,246
Write-offs		(11,764)
Sale of loan portfolio		(32,089)
Exchange differences and others		11,333
Effect of adopting IFRS 9				215,161
Balances at the end of the period		524,169	[2]			228,287
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period				1,353,168	[1]	1,372,099
Write-offs				(437,594)		(606,546)
Balances at the end of the period	[1]			1,476,578		1,353,168
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		350,134
Transfer to Stage 2		(27,116)
Transfer to Stage 3		(17,238)
Transfer from Stage 2		46,522
Transfer from Stage 3		13,148
Transfers between classes of loans		(5,634)
New loans and liquidation, net		68,232
Changes in PDs, LGDs, EADs		86,904
Write-offs		(178,657)
Sale of loan portfolio		0
Exchange differences and others		6,224
Balances at the end of the period		342,519
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		281,227
Transfer to Stage 1		(46,522)
Transfer to Stage 3		(43,715)
Transfer from Stage 1		27,116
Transfer from Stage 3		7,817
Transfers between classes of loans		378
New loans and liquidation, net		42,058
Changes in PDs, LGDs, EADs		168,748
Write-offs		(176,095)
Sale of loan portfolio		0
Exchange differences and others		2,581
Balances at the end of the period		263,593
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,001,287
Transfer to Stage 1		(13,148)
Transfer to Stage 2		(7,817)
Transfer from Stage 1		17,238
Transfer from Stage 2		43,715
Transfers between classes of loans		34,709
New loans and liquidation, net		13,267
Changes in PDs, LGDs, EADs		296,807
Write-offs		(340,693)
Sale of loan portfolio		(67,682)
Exchange differences and others		1,610
Balances at the end of the period		979,293
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,632,647		1,476,578
Transfers between classes of loans		29,453
New loans and liquidation, net		123,557
Changes in PDs, LGDs, EADs		552,459
Write-offs		(695,445)
Sale of loan portfolio		(67,682)
Exchange differences and others		10,415
Effect of adopting IFRS 9				156,069
Balances at the end of the period		1,585,404	[2]			1,476,578
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period				1,634,169	[1]	1,288,528
Write-offs				(760,785)		(853,844)
Balances at the end of the period	[1]			1,558,017		1,634,169
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		356,938
Transfer to Stage 2		(29,407)
Transfer to Stage 3		(9,568)
Transfer from Stage 2		91,969
Transfer from Stage 3		19,765
Transfers between classes of loans		(53)
New loans and liquidation, net		38,423
Changes in PDs, LGDs, EADs		(43,030)
Write-offs		(149,573)
Sale of loan portfolio		0
Exchange differences and others		555
Balances at the end of the period		276,019
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		507,726
Transfer to Stage 1		(91,969)
Transfer to Stage 3		(53,473)
Transfer from Stage 1		29,407
Transfer from Stage 3		22,834
Transfers between classes of loans		(131)
New loans and liquidation, net		57,606
Changes in PDs, LGDs, EADs		231,922
Write-offs		(203,471)
Sale of loan portfolio		0
Exchange differences and others		84
Balances at the end of the period		500,535
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		684,728
Transfer to Stage 1		(19,765)
Transfer to Stage 2		(22,834)
Transfer from Stage 1		9,568
Transfer from Stage 2		53,473
Transfers between classes of loans		(79)
New loans and liquidation, net		21,316
Changes in PDs, LGDs, EADs		294,521
Write-offs		(406,577)
Sale of loan portfolio		(10,338)
Exchange differences and others		5,262
Balances at the end of the period		609,275
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,549,392		1,558,017
Transfers between classes of loans		(263)
New loans and liquidation, net		117,345
Changes in PDs, LGDs, EADs		483,413
Write-offs		(759,621)
Sale of loan portfolio		(10,338)
Exchange differences and others		5,901
Effect of adopting IFRS 9				S/ (8,625)
Balances at the end of the period		S/ 1,385,829	[2]			S/ 1,558,017

[1]	The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million y S/442.5 million, respectively (approximately S/4,207.1 million and S/209.6 million, respectively, for 2016). The allowance for indirect loan losses was included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 and 2016 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.
[2]	The movement in the allowance for loan losses of the period 2018 includes the allowance for direct and indirect loans for approximately S/4,952.4 million y S/362.1 million, respectively. The allowance for indirect loan losses is included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2018 has been established in accordance with IFRS 9 and is sufficient to cover incurred losses on the loan portfolio.